                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/02

Check here if Amendment [ ]; Amendment Number: _________
This Amendment (Check only one.):   [ ]   is a restatement.
                                    [ ]   adds new holdings
                                          entries.

Institutional Investment Manager Filing this Report:

Name:              Petros Advisors LLC
Address:           8711 E. Pinnacle Peak Road, F207
                   Scottsdale, AZ 85255

Form 13F File Number: 28-6013

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew Brinkman
Title:          Chief Operating Officer
Phone:          (480) 585-5844

Signature, Place, and Date of Signing:


Andrew J. Brinkman                 Scottsdale, AZ                     01/29/2003
------------------                 --------------                     ----------
   [Signature]                     [City, State]                        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
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[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

            Form 13F File Number                 Name
            28-____________                      _______________________________
            [Repeat as necessary.]
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              N/A
                                                                ---

Form 13F Information Table Entry Total:                          24
                                                                 --

Form 13F Information Table Value Total:                     $  52,712
                                                            ---------
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

            No.         Form 13F File Number           Name

            ____        28-____________                _________________________

            [Repeat as necessary.]

            None
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                                                                  (SEC USE ONLY)

Page 1 of 1      Name of Reporting Manager Petros Advisors LLC

                                                                            Item 5:
                                  Item 2:      Item 3:        Item 4:      Shares or
               Item 1:             Title       CUSIP        Fair Market    Principal
           Name of Issuer        of Class      Number          Value        Amount
           --------------        --------      ------          -----        ------
AMEX Financial Select Index                  81369Y605       2,200,000     100,000
American Eagle Outfitters Inc                02553E106       1,378,000     100,000
Andrx Group                                  034553107       2,273,850     155,000
Avigen Inc                                   053690103       1,285,892     225,200
China Telecom Corp Ltd ADR                   169426103       2,160,000     125,000
Echostar Communications Corp                 278762109       1,669,500      75,000
Hewlett-Packard Co Inc                       428236103       2,343,600     135,000
Home Depot Inc                               437076102       1,201,000      50,000
Honeywell Intl Inc                           438516106       2,880,000     120,000
I-Stat Corp                                  450312103       1,000,000     250,000
Knight Transportation Inc                    499064103       2,100,000     100,000
Network Associates Inc                       640938106       3,218,000     200,000
New Century Financial Corp                   64352D101       2,158,150      85,000
Nintendo Co Ltd ADR                          654445303       2,370,000     200,000
Polo Ralph Lauren Corp                       731572103       1,088,000      50,000
Qualcomm Inc                                 747525103       2,911,200      80,000
Raytheon Co                                  755111507       3,997,500     130,000
Semiconductors Holders Trust                 816636203       1,550,500      70,000
Skyworks Solutino Inc                        83088M102       3,448,000     400,000
Taro Pharmaceutical Industries               M8737E108       3,008,000      80,000
Verint Systems Inc                           92343X100       2,724,300     135,000
Verizon Communications                       92343V104       2,906,250      75,000
Walmart Stores Inc                           931142103       1,010,200      20,000
Werner Entreprises Inc                       950755108       1,830,050      85,000

                                            Item 6:                                               Item 8:
                                      Investment Discretion                                Voting Authority (Shares)
                                 --------------------------------                    -----------------------------------
                                            (b) Shared -     (c)      Item 7:
               Item 1:                       As Defined    Shared -   Managers
           Name of Issuer        (a) Sole   in Instr. V     Other    See Instr. V    (a) Sole     (b) Shared    (c) None
           --------------        --------   -----------     -----    ------------    --------     ----------    --------
AMEX Financial Select Index          x                                                100,000
American Eagle Outfitters Inc        x                                                100,000
Andrx Group                          x                                                155,000
Avigen Inc                           x                                                225,200
China Telecom Corp Ltd ADR           x                                                125,000
Echostar Communications Corp         x                                                 75,000
Hewlett-Packard Co Inc               x                                                135,000
Home Depot Inc                       x                                                 50,000
Honeywell Intl Inc                   x                                                120,000
I-Stat Corp                          x                                                250,000
Knight Transportation Inc            x                                                100,000
Network Associates Inc               x                                                200,000
New Century Financial Corp           x                                                 85,000
Nintendo Co Ltd ADR                  x                                                200,000
Polo Ralph Lauren Corp               x                                                 50,000
Qualcomm Inc                         x                                                 80,000
Raytheon Co                          x                                                130,000
Semiconductors Holders Trust         x                                                 70,000
Skyworks Solutino Inc                x                                                400,000
Taro Pharmaceutical Industries       x                                                 80,000
Verint Systems Inc                   x                                                135,000
Verizon Communications               x                                                 75,000
Walmart Stores Inc                   x                                                 20,000
Werner Entreprises Inc               x                                                 85,000